Financial Instruments and Fair Value Disclosures (Schedule of Company's Charter Revenues) (Details) - Customer Concentration Risk - Revenue Benchmark	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Minimum [Member]
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	0.11%	0.12%
Swissmarine Pte. Ltd
Concentration Risk [Line Items]
Percentage of charter revenues	0.16%
Nippon Yusen Kaisha
Concentration Risk [Line Items]
Percentage of charter revenues	0.10%	0.18%
Bunge SA, Geneva
Concentration Risk [Line Items]
Percentage of charter revenues	0.11%